BUSINESS COMBINATION (Tables)	12 Months Ended
Sep. 30, 2021
Business Combinations [Abstract]
Allocation of the purchase consideration

The allocation of the purchase consideration is as follows:

April 27,
2021
Fair value of shares issued	$5,689,755
Cash consideration	750,000
Fair value of prior investment in EON Media Group	1,615,030
Total consideration paid	$8,054,785

Schedule of preliminary purchase price allocation

The purchase price allocation is as follows:

April 27,
2021
Cash and cash equivalents	$63
Goodwill	5,829,722
Brand name intangible asset	2,300,000
Current liabilities	(75,000)
Total purchase price allocation	$8,054,785